INCOME TAXES - Schedule of (Loss) Income before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Income Taxes [Line Items]
(Loss) Income before income tax	$ (406,103)	$ 44,031	$ (20,201)
Macau Complementary Tax [Member]
Schedule Of Income Taxes [Line Items]
(Loss) Income before income tax	(278,388)	181,579	137,918
Income Tax in Hong Kong and Other Jurisdictions [Member]
Schedule Of Income Taxes [Line Items]
(Loss) Income before income tax	$ (127,715)	$ (137,548)	$ (158,119)